Deposits from the Brazilian Central Bank and Deposits from credit institutions - by currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits From Brazilian Central Bank And Deposits From Credit Institutions
Reais	R$ 62,322,887	R$ 77,743,482	R$ 58,282,793
Euro	9,309	13,156	39,522
US dollar	58,673,713	53,900,324	40,949,100
Total	R$ 121,005,909	R$ 131,656,962	R$ 99,271,415